Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Estimated Useful lives of Fixed Assets

Office building	– 43 to 45 years
Office building related facility, machinery and equipment	– 10 to 15 years
Computer equipment	– 3 to 6 years
Office equipment	– 3 to 5 years
Vehicles and related machinery and equipment	– 2 to 8 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Intangible Assets, Weighted Average Economic Lives from Date of Purchase	Intangible assets have weighted average useful lives from the date of purchase as follows:

Trademarks	– 11 years
Technology	– 5 years
Intellectual property right	– 7 years
Others	– 8 years